Property, plant and equipment - Items pledged as collateral (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]
On March 31, 2026, property, plant and equipment items pledged as collateral, consisting mainly of the units of Ribas do Rio Pardo, Três Lagoas and Imperatriz are set forth below:

	Type of collateral	3/31/2026	12/31/2025
Land	Financial/Legal	25,184	25,562
Buildings	Financial	1,714,933	1,719,004
Machinery, equipment and facilities	Financial	8,596,324	19,437,703
Work in progress	Financial	351,961	339,063
Other	Financial	51,379	48,475
		10,739,781	21,569,807

Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 10,739,781	R$ 21,569,807
Land
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	25,184	25,562
Buildings
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	1,714,933	1,719,004
Machinery, equipment and facilities
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	8,596,324	19,437,703
Work in progress
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	351,961	339,063
Other
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 51,379	R$ 48,475